Advanced Series Trust
(formerly American Skandia Trust)
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

December 18, 2008

 VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F St., NE
Washington, D.C. 20549

Attention: Sally Samuel

Re:  Registration Statement on Form N-1A of Advanced Series Trust (the Registration Statement)
(Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)
Post-Effective Amendment No. 73 to the Registration Statement under the Securities Act of 1933 and Amendment No. 75 to the Registration Statement under the Investment Company Act of 1940

Dear Ms. Samuel:

On behalf of Advanced Series Trust (referred to herein as the Trust or the Registrant), pursuant to the Securities Act of 1933 (the 1933 Act) and the Investment Company Act of 1940 (the 1940 Act), transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is Post-Effective Amendment No. 73 to the Registration Statement under the 1933 Act and Amendment No. 75 to the Registration Statement under the 1940 Act (the Amendment).  Capitalized terms used herein and not otherwise defined herein shall have the meanings given to them in the Amendment.

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act.  It is proposed that the Amendment become effective as of December 21, 2008.  I have reviewed the Amendment and it does not contain disclosure that would render it ineligible to become effective under Rule 485(b) under the 1933 Act.

This filing is intended to respond to telephonic comments received from Sally Samuel of the Commission Staff with respect to the Rule 485(a) filing made as of October 7, 2008 (the Initial Filing) and to make certain non-material changes.   The Initial Filing contained a prospectus and statement of additional information (the SAI) relating to the creation of the AST Bond Portfolio 2016 and the AST Bond Portfolio 2020 as new series of the Registrant.  The Amendment is not intended to amend the Registrant’s current prospectuses, dated May 1, 2008 or July 21, 2008 (the Current Prospectuses), or the Registrant’s current statements of additional information, dated May 1, 2008 or July 21, 2008 (the Current Statements of Additional Information).

The Amendment has been tagged to indicate changes from the Initial Filing.  The Commission Staff’s comments, and our responses thereto, are set out below.

1.             Comment:   In the “Investment Objectives and Policies—Other Investments and Strategies of the Portfolios—Additional Strategies” section of the prospectus, please include disclosure to the effect that each Portfolio will take steps to designed to reduce its exposure to illiquid securities to less than 15% of its net assets in the event a Portfolio holds more than 15% of its net assets in illiquid securities.

Response:  As set forth in a transmittal letter from the undersigned dated April 18, 2008 that was previously submitted to the Commission Staff, the Trust respectfully disagrees with the Commission Staff’s comment.  The Trust does acknowledge that a Portfolio may not: (i) ignore developments subsequent to the purchase of illiquid securities and (ii) purchase additional illiquid securities when more than 15% of the Portfolio’s net assets are already invested in illiquid securities.(1) Based upon our review of applicable Commission precedent, the Trust does not believe, however, that the Commission’s limit on illiquid investments requires a fund to sell its illiquid securities in the event the fund holds more than 15% of its assets in such securities due to an increase in the aggregate value of its illiquid securities and/or a decline in the aggregate value of its other portfolio securities. Instead, the Trust believes that the Commission’s precedent requires a fund’s adviser to monitor portfolio liquidity on an ongoing basis and to determine whether, in light of then-current circumstances, an adequate level of liquidity is being maintained.(2) The Trust further believes that this view is consistent with standard industry practice.(3) As a result, the Trust will continue to include disclosure in the Amendment to the effect that the Subadviser will seek to maintain an adequate level of portfolio liquidity, based on all relevant facts and circumstances, with consideration given to the Portfolio’s exposure to illiquid securities in the event the market value of such securities exceeds 15% of the Portfolio’s net assets due to an increase in the aggregate value of its illiquid securities and/or a decline in the aggregate value of its other portfolio securities.

2.             Comment:   In the “Risk/Return Summary—Investment Objectives and Principal Investment Policies of the Portfolios—Principal Investment Policies of the Portfolios” section of the prospectus (and throughout the prospectus and statement of additional information as applicable), to the extent the Subadviser currently expects to invest in sub-prime mortgage-related securities, please disclose the risks associated with investments in such securities.

(1) See Investment Company Act Release No. 5847 (Accounting Series Release 113) (October 21, 1969) (“Significant holdings of restricted securities not only magnify the valuation difficulties but may also present serious liquidity questions. Because open-end companies hold themselves out at all times as being prepared to meet redemptions within seven days, it is essential that such companies maintain a portfolio of investments that enable them to fulfill that obligation. This requires a high degree of liquidity in the assets of open-end companies because the extent of redemption demands or other exigencies are not always predictable. It has been with this in mind that the staff of the Commission has for several years taken the position that an open-end company should not acquire restricted securities when the securities to be acquired, together with other such assets already in the portfolio, would exceed 15 per cent of the company’s net assets at the time of acquisition.”).

(2) Id. (“The Commission, however, is of the view that a prudent limit on any open-end company’s acquisition of restricted securities, or other assets not having readily available market quotations, would be 10 per cent. When as a result of either the increase in the value of some or all of the restricted securities held, or the diminution in the value of unrestricted securities in the portfolios, the restricted securities come to represent a larger percentage of the value of the company’s net assets, the same valuation and liquidity questions occur. Accordingly, if the fair value of restricted holdings increases beyond 10 per cent, it would be desirable for the open-end company to consider appropriate steps to protect maximum flexibility.” (emphasis added)). Investment Company Act Release No. 18612 (March 12, 1992) (“In addition [to valuation responsibilities], the Commission expects funds to monitor portfolio liquidity on an ongoing basis to determine whether, in light of current circumstances, an adequate level of liquidity is being maintained. For example, an equity fund that begins to experience a net outflow of assets because investors increasingly shift their money from equity to income funds should consider reducing its holdings of illiquid securities in an orderly fashion in order to maintain adequate liquidity.” (emphasis added)). See also Investment Company Act Release No. 13380 (July 11, 1983): (Providing that in the event that changes in the portfolio or other external events cause a money market fund’s investments to exceed ten percent of the fund’s net assets, the Commission’s limit on illiquid investments “would not force the fund to liquidate any portfolio instrument where the fund would suffer a loss on the sale of that instrument.” (emphasis added)).

(3) “Valuation and Liquidity Issues for Mutual Funds,” Investment Company Institute, (February 1997), at pages 52-53.

Response:  The Registrant has added discosure to the effect that the risks associated with investments in mortgage-related securities are heightened for investments in sub-prime mortgage-related securities.

3.             Comment:   In the “Risk/Return Summary—Principal Investments of the Portfolios” section of the prospectus (and throughout the prospectus and statement of additional information as applicable), please provide more detailed disclosure concerning the U.S. Government’s recent placement of Fannie Mae and Freddie Mac into conservatorship.

Response:  The requested disclosure has been added to the Amendment.

4.             Comment:   In the “Disclosure of Portfolio Holdings” section of the SAI, please disclose any policies and procedures with respect to the receipt of compensation or other consideration by the Trust, the Investment Managers, or any other party in connection with the disclosure of information about portfolio securities in accordance with the requirements of Item 11(f)(iv) of Form N-1A.

Response: The Trust and the Investment Managers do not have any policies and procedures with respect to the receipt of compensation or other consideration by the Trust or the Investment Managers in connection with the disclosure of information about portfolio securities. Disclosure to that effect has been added to the SAI.

5.             Comment:   Please delete all references to “Lehman Brothers” in the name of any benchmark index.

Response: The Amendment does not contain any references to “Lehman Brothers” in the name of any benchmark index.

* * * * *

Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-3161.  Thank you for your assistance in this matter.

Sincerely yours,

/s/ John P. Schwartz
John P. Schwartz